Accrued Expenses - Summary of Accrued Expenses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Repairs and maintenance	¥ 5,477	¥ 5,268
Salaries and welfare	4,457	4,328
Landing and navigation fees	1,855	2,121
Jet fuel costs	1,524	961
Computer reservation services	457	575
Provision for major overhauls	124	426
Air catering expenses	75	74
Interest expense	0	512
Others	1,510	1,655
Accrued expenses	¥ 15,479	¥ 15,920